Long-Term Notes Receivable, Government Bonds And Other Assets - Summary of Promissory Notes Issued (Detail) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Notes Receivable And Other Long Term Assets [abstract]
Total promissory notes issued by the Mexican Government	$ 0	$ 126,534,822
Less: current portion of notes receivable issued by the Mexican Government, net of expected credit losses		4,909,970
Long-term promissory notes	$ 0	$ 121,624,852